Debt Obligations (Sr. Notes 1) (Details) (USD $)	0 Months Ended				0 Months Ended				9 Months Ended
	Oct. 15, 2012	Sep. 30, 2012	Feb. 23, 2012	Dec. 31, 2011	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember]	Oct. 15, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [SecondPriorityNotesMember]	Sep. 30, 2012 [FifteenPercentFixedRateDueTwoThousandAndThirteenMember] [SeniorLoansMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 54,000,000	$ 350,000,000	$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage						12.00%	12.00%	12.00%
Debt Instrument Interest Rate Stated Percentage Of Par	109.00%				96.00%
Debt Instrument, Interest Rate, Effective Percentage			12.954%				12.975%
Debt Instrument, Unamortized Discount		(20,266,000)	20,000,000	(2,506,000)
Payments of Financing Costs					21,000,000
Initial Line Of Credit Facility Maximum Borrowing Capacity									150,000,000
Line of Credit Facility, Maximum Borrowing Capacity									235,000,000
Early Repayment of Senior Debt									255,000,000
Debt Instrument Prepayment Fee Amount									$ 7,000,000